Earnings per Unit - Summary of Computation of Basic and Diluted Earnings Per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (336)	$ (4,101)	$ (6,062)	$ (12,099)	$ (24,663)	$ (22,439)	$ (25,377)
Undeclared dividends on nonredeemable preferred units	(145)	(145)	(290)	(290)	(578)	(578)	(578)
Redeemable Preferred Unit accretion					(219,257)
Net Income (Loss) Available to Common Stockholders, Basic	$ (481)	$ (4,246)	$ (6,352)	$ (12,389)	$ (244,498)	$ (23,017)	$ (25,955)
Weighted average common units outstanding:	85,565,000	85,565,000	85,565,000	85,565,000	85,564,605	85,564,605	85,564,605
Basic and diluted earnings per unit	$ (0.01)	$ (0.05)	$ (0.07)	$ (0.14)	$ (2.86)	$ (0.27)	$ (0.30)